Material accounting policies - Schedule of Quantitative Information About Right-of-Use Assets (Details)	12 Months Ended
Dec. 31, 2023
Property | Bottom of range
Disclosure of joint ventures [line items]
Right-of-use assets, useful lives (in years)	1 year
Property | Top of range
Disclosure of joint ventures [line items]
Right-of-use assets, useful lives (in years)	15 years
Office equipment | Bottom of range
Disclosure of joint ventures [line items]
Right-of-use assets, useful lives (in years)	4 years
Office equipment | Top of range
Disclosure of joint ventures [line items]
Right-of-use assets, useful lives (in years)	7 years
Vehicle | Bottom of range
Disclosure of joint ventures [line items]
Right-of-use assets, useful lives (in years)	1 year
Vehicle | Top of range
Disclosure of joint ventures [line items]
Right-of-use assets, useful lives (in years)	5 years